Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OHIO NATIONAL FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
Omni Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Omni Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks high level of long-term total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 194% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in stocks, bonds and money market instruments. The Adviser adjusts the mix of investments from time to time among the various asset classes (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential of changing market and economic conditions. Sometimes the Portfolio may not be invested in all three of the asset classes.

The Portfolio’s principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the asset classes.

The stock asset class is managed by Suffolk Capital Management, LLC (“Suffolk”) under a subadvisory agreement with the Adviser. Suffolk began managing the stock asset class of the portfolio in May 2002. Within the stock asset class, Suffolk seeks long-term growth of capital. Current income is a secondary goal for the stock asset class.

Within the bond asset class, the Adviser seeks a high level of income. Capital appreciation, consistent with capital preservation, is a secondary goal of the bond asset class. The Adviser invests in bonds without limitation as to quality, maturity and duration. Within the money market asset class, the Adviser may invest in various money market instruments, including treasury bills, commercial paper, certificates of deposit and short or medium-term notes. The Adviser seeks maximum current income consistent with the preservation of principal and liquidity.

		The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. Investment in this Portfolio involves all of the risks associated with investing in portfolios concentrating in each of the three asset classes. There is also the risk that at any given time this Portfolio will invest too much or too little in each asset class. On the other hand, since the risk factors affecting each asset class are different, the risks of each asset class often offset one another. As a result, this Portfolio is sometimes less volatile than a portfolio investing only in stocks or bonds. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Asset Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the manager’s skill in determining the Portfolio’s asset allocation mix (its allocation among the three asset classes). There is the possibility that the manager’s evaluations and assumptions regarding asset classes will not successfully achieve high long-term total return in view of actual market trends.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

		Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The 70% S&P 500® Index/30% BofA Merrill Lynch U.S. Corporate Master Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is 70% in stocks and 30% in bonds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 14.66%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -18.55%. That was for the quarter ended on December 31, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2016
Omni Portfolio | Omni Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
2007	rr_AnnualReturn2007	6.99%
2008	rr_AnnualReturn2008	(31.46%)
2009	rr_AnnualReturn2009	33.15%
2010	rr_AnnualReturn2010	13.19%
2011	rr_AnnualReturn2011	(4.12%)
2012	rr_AnnualReturn2012	12.04%
2013	rr_AnnualReturn2013	30.53%
2014	rr_AnnualReturn2014	12.12%
2015	rr_AnnualReturn2015	2.15%
2016	rr_AnnualReturn2016	10.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.55%)
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	13.05%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Omni Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Omni Portfolio | 70% S&P 500® Index/30% BofA Merrill Lynch U.S. Corporate Master Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.71%	[1]

[1]	The 70% S&P 500® Index/30% BofA Merrill Lynch U.S. Corporate Master Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is 70% in stocks and 30% in bonds.